ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of accounts receivable
Accounts receivables, net	$ 108,624	$ 107,367
Trade receivables
Components of accounts receivable
Accounts receivable, gross	96,779	101,130
Less: allowance for doubtful accounts	(2,435)	(3,642)	(4,606)
Accounts receivables, net	94,344	97,488
Sales taxes receivable
Components of accounts receivable
Accounts receivable, gross	2,594	1,825
Other receivables
Components of accounts receivable
Accounts receivable, gross	$ 11,686	$ 8,054